UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

# John Hancock
# New York Tax-Free Income Fund

Annual report 5/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended May 31, 2014

									Tax-
	Average annual total			Cumulative total			SEC 30-day	SEC 30-day	equivalent
	returns (%)			returns (%)			yield (%)	yield (%)	subsidized
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized[1]	yield (%)[2]

							as of	as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-14	5-31-14	5-31-14

Class A	–3.68	4.44	3.94	–3.68	24.24	47.18	1.67	1.52	3.24

Class B	–5.24	4.19	3.78	–5.24	22.77	44.87	1.00	0.90	1.94

Class C	–1.38	4.53	3.62	–1.38	24.78	42.72	1.00	0.89	1.94

Index 1†	3.38	5.36	4.91	3.38	29.82	61.43	—	—	—

Index 2†	3.05	5.59	5.00	3.05	31.26	62.87	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the expense ratios are as follows:

	Class A*	Class B*	Class C*
Net (%)	0.89	1.64	1.64
Gross (%)	1.04	1.74	1.74

* The fund’s distributor has contractually agreed to waive 0.15%, 0.10%, and 0.10% of Rule 12b-1 fees for Class A, Class B, and Class C shares, respectively. The current waiver agreement will remain in effect through 9-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the fund’s income may be subject to taxes, and on some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the Barclays New York Municipal Bond Index; Index 2 is the Barclays Municipal Bond Index.

See the following page for footnotes.

6	New York Tax-Free Income Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	5-31-04	$14,487	$14,487	$16,143	$16,287

Class C3	5-31-04	14,272	14,272	16,143	16,287

The values shown in the chart for “Class A shares with maximum sales charge” have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays New York Municipal Bond Index in an unmanaged index composed of New York investment-grade municipal bonds.

Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

Prior to 12-14-12, the fund compared its performance solely to the Barclays Municipal Bond Index. After this date, the fund added the Barclays New York Municipal Bond Index as the primary benchmark index and retained the Barclays Municipal Bond Index as the secondary benchmark index to which the fund compares its performance to better reflect the universe of investment opportunities based on the fund’s investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 Tax-equivalent yield is based on the maximum federal income tax rate of 43.4% and a state tax rate of 8.82%. Share classes will differ due to varying expenses.

3 The contingent deferred sales charge is not applicable.

Annual report | New York Tax-Free Income Fund	7

Management’s discussion of

Fund performance

John Hancock Asset Management
a division of Manulife Asset Management (US) LLC

Tax-exempt municipal bonds (munis) posted positive returns for the year ended May 31, 2014. Munis declined early in the period as improving economic growth and a few high-profile muni credit issues sent muni yields sharply higher. Market conditions changed abruptly in early 2014 as uneven economic data (due in part to severe U.S. winter weather) eased investor concerns about higher interest rates, leading to a substantial recovery in the muni market. For the 12-month period, short-term munis generated the best returns, outperforming longer-term munis, while higher-quality munis outpaced lower-rated bonds.

State and local governments in New York enjoyed solid growth in tax revenues over the 12-month period, driven by improving economic conditions and a stronger real estate market. In addition, the state’s financial services industry—a key engine of economic growth—benefited from a robust equity market during the period.

For the 12-month period ended May 31, 2014, John Hancock New York Tax-Free Income Fund’s Class A shares produced a total return of 0.34%, excluding sales charges, trailing the 3.38% return of the fund’s benchmark, the Barclays New York Municipal Bond Index. The fund’s bond holdings based in Puerto Rico detracted from relative results as continued economic weakness and looming liquidity problems led to a series of credit rating downgrades. We reduced the fund’s exposure during the period. Duration positioning and call structure also weighed on relative results. The fund’s duration was higher than that of the benchmark. Muni yields rose early in the period, causing some bonds that had been trading to their call dates (when a municipal issuer can redeem the bonds early) to begin trading to their maturity dates. Conversely, when the municipal market found its footing in early 2014, the fund’s call structure constrained upside returns, limiting participation in the muni market rally.

This commentary reflects the views of the portfolio manager through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	New York Tax-Free Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2013, with the same investment held until May 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 12-1-2013	on 5-31-2014	ended 5-31-2014[1]	expense ratio

Class A	$1,000.00	$1,063.30	$5.20	1.01%

Class B	1,000.00	1,059.30	8.98	1.75%

Class C	1,000.00	1,059.30	9.04	1.76%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | New York Tax-Free Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2013, with the same investment held until May 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 12-1-2013	on 5-31-2014	ended 5-31-2014[1]	expense ratio

Class A	$1,000.00	$1,019.90	$5.09	1.01%

Class B	1,000.00	1,016.20	8.80	1.75%

Class C	1,000.00	1,016.20	8.85	1.76%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	New York Tax-Free Income Fund | Annual report

Portfolio summary

Top 10 Holdings (32.8% of Net Assets on 5-31-14)[1,2]

Oneida County Industrial Development Agency, Hamilton College Project,
Series A, Zero Coupon, 7-1-29			5.1%

New York State Dormitory Authority, State University Educational Facilities, Series A,
5.500%, 5-15-19			4.3%

Triborough Bridge & Tunnel Authority, Highway Revenue Tolls, Escrowed to Maturity,
Series Y, 6.125%, 1-1-21			3.4%

New York City Municipal Water Finance Authority, Water Revenue, Series D, Zero
Coupon, 6-15-20			3.3%

Upper Mohawk Valley Regional Water Finance Authority, Water Revenue, Zero
Coupon, 4-1-22			3.3%

Long Island Power Authority, Electric, Power & Light Revenues, Series A, 5.750%, 4-1-39			3.1%

Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, Zero Coupon, 8-1-32			3.0%

New York State Dormitory Authority, Fordham University, 5.000%, 7-1-44			2.7%

New York Local Assistance Corp., Sales Tax Revenue, Series C, 5.500%, 4-1-17			2.5%

Long Island Power Authority, Electric, Power & Light Revenues, Series A, 6.000%, 5-1-33			2.1%

Sector Composition[1,3]

General Obligation Bonds	3.1%	Health Care	7.0%

Revenue Bonds		Transportation	5.5%

Other Revenue	25.1%	Airport	4.0%

Education	14.6%	Pollution	2.5%

Water & Sewer	12.8%	Tobacco	1.7%

Development	10.0%	Short-Term Investments	5.2%

Utilities	8.5%

Quality Composition[1,4]

AAA	2.1%

AA	49.8%

A	15.8%

BBB	17.5%

BB	6.0%

CCC	1.6%

Not Rated	2.0%

Short-Term Investments	5.2%

1 As a percentage of net assets on 5-31-14.

2 Cash and cash equivalents are not included.

3 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. If the fund invests heavily in any one state or region, performance could be disproportionately affected by factors particular to that state or region. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectus for additional risks.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-14 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | New York Tax-Free Income Fund	11

Fund’s investments

As of 5-31-14

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 94.8%				$51,930,812

(Cost $47,584,983)

New York 86.7%				47,472,627

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07-15-43	$1,000,000	1,102,111

Chautauqua Asset Securitization Corp.
Tobacco Settlement	6.750	07-01-40	1,000,000	951,230

City of New York, Series D-1	5.000	10-01-36	1,000,000	1,108,970

City of New York, Series E-1	6.250	10-15-28	500,000	596,675

Herkimer County Industrial
Development Agency
Folts Adult Home, Series A (D)	5.500	03-20-40	930,000	932,204

Hudson Yards Infrastructure Corp.
Series A	5.750	02-15-47	1,000,000	1,142,240

Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04-01-39	1,500,000	1,707,014

Long Island Power Authority
Electric, Power & Light Revenues, Series A	6.000	05-01-33	1,000,000	1,171,870

Metropolitan Transportation Authority
Transit Revenue, Series A	5.250	11-15-28	1,000,000	1,141,520

Metropolitan Transportation Authority
Transit Revenue, Series B	5.000	11-15-34	1,000,000	1,113,470

Monroe County Industrial Development Corp.,
Series A	5.000	07-01-41	1,000,000	1,083,590

Monroe Newpower Corp.
Electric, Power & Light Revenues	5.100	01-01-16	680,000	686,052

New York City Industrial Development Agency
Brooklyn Navy Yard Cogeneration
Partners AMT	5.650	10-01-28	1,000,000	858,700

New York City Industrial Development Agency
Polytechnic University Project (D)	5.250	11-01-27	1,000,000	1,127,340

New York City Industrial Development Agency
Terminal One Group Association Project
AMT (P)	5.500	01-01-21	1,000,000	1,070,630

New York City Municipal Water
Finance Authority
Water Revenue, Series A	5.750	06-15-40	1,000,000	1,149,940

New York City Municipal Water
Finance Authority
Water Revenue, Series D (Z)	Zero	06-15-20	2,000,000	1,823,260

12	New York Tax-Free Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
New York (continued)

New York City Municipal Water
Finance Authority
Water Revenue, Series FF-2	5.000	06-15-40	$1,000,000	$1,097,380

New York City Municipal Water
Finance Authority
Water Revenue, Series GG-1	5.000	06-15-39	1,000,000	1,100,160

New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	1,000,000	1,148,660

New York Liberty Development Corp.
7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,071,160

New York Liberty Development Corp.
Bank of America Tower, Class 2	5.625	07-15-47	1,000,000	1,099,570

New York Local Assistance Corp.
Sales Tax Revenue, Series C	5.500	04-01-17	1,225,000	1,348,125

New York State Dormitory Authority
Fordham University	5.000	07-01-44	1,350,000	1,495,382

New York State Dormitory Authority
General Purpose, Series E	5.000	02-15-35	1,000,000	1,114,300

New York State Dormitory Authority
Mount Sinai School of Medicine	5.125	07-01-39	1,000,000	1,056,930

New York State Dormitory Authority
North Shore Long Island Jewish Group,
Series A	5.000	05-01-41	1,000,000	1,068,620

New York State Dormitory Authority
Orange Regional Medical Center	6.125	12-01-29	750,000	779,055

New York State Dormitory Authority
Rockefeller University, Series A	5.000	07-01-41	1,000,000	1,143,960

New York State Dormitory Authority
Series A	5.000	03-15-43	1,000,000	1,106,240

New York State Dormitory Authority
State University Educational Facilities,
Series A (D)	5.250	05-15-15	355,000	370,872

New York State Dormitory Authority
State University Educational Facilities, Series A	5.500	05-15-19	2,000,000	2,339,460

New York State Environmental Facilities Corp.
Water Revenue, Series A	5.000	06-15-34	1,000,000	1,130,660

Niagara Area Development Corp.
Covanta Energy Project, Series A AMT	5.250	11-01-42	500,000	507,785

Oneida County Industrial Development Agency
Hamilton College Project, Series A (D)(Z)	Zero	07-01-29	5,330,000	2,797,717

Onondaga Civic Development Corp.	5.125	07-01-31	1,000,000	1,023,530

Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10-01-19	1,150,000	1,119,341

Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-36	1,000,000	1,119,590

Triborough Bridge & Tunnel Authority
Highway Revenue Tolls, Escrowed to
Maturity, Series Y	6.125	01-01-21	1,500,000	1,860,300

Upper Mohawk Valley Regional Water
Finance Authority
Water Revenue (D)(Z)	Zero	04-01-22	2,230,000	1,807,014

See notes to financial statements	Annual report | New York Tax-Free Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Puerto Rico 5.1%				$2,801,110

Puerto Rico Sales Tax Financing Corp.,
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	$2,000,000	1,624,560

Puerto Rico Sales Tax Financing Corp., Series C	5.000	08-01-35	1,000,000	771,660

Puerto Rico Sales Tax Financing Corp., Series C	5.375	08-01-38	500,000	404,890

Virgin Islands 2.0%				1,110,110

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,110,110

Guam 1.0%				546,965

Guam Government, Series A	5.750	12-01-34	500,000	546,965

			Par value	Value
Short-Term Investments 4.4%				$2,397,000

(Cost $2,397,000)

Repurchase Agreement 4.4%				2,397,000

Barclays Tri-Party Repurchase Agreement
dated 5-30-14 at 0.050% to be repurchased
at $2,146,009 on 6-2-14, collateralized by
$2,210,200 U.S. Treasury Note, 0.500%
due 7-31-17 (valued at $2,188,968,
including interest)			$2,146,000	2,146,000

Repurchase Agreement with State Street Corp.
dated 5-30-14 at 0.000% to be repurchased
at $251,000 on 6-2-14, collateralized by
$260,000 U.S. Treasury Note, 0.625%
due 11-30-17 (valued at $257,253,
including interest)			251,000	251,000

Total investments (Cost $49,981,983)† 99.2%				$54,327,812

Other assets and liabilities, net 0.8%				$431,524

Total net assets 100.0%				$54,759,336

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

14	New York Tax-Free Income Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one or more of these companies:

Insurance coverage	As a % of total investments

National Public Finance Guarantee Corp.	5.8%
Ambac Financial Group, Inc.	3.3%
ACA Financial Guaranty Corp.	2.0%
Federal Housing Administration	1.9%

Total	13.0%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 5-31-14, the aggregate cost of investment securities for federal income tax purposes was $49,848,900. Net unrealized appreciation aggregated $4,478,912 of which $4,941,530 related to appreciated investment securities and $462,618 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 5-31-14:

General Obligation	3.1%
Revenue Bonds
Other Revenue	25.1%
Education	14.6%
Water & Sewer	12.8%
Development	10.0%
Utilities	8.5%
Health Care	7.0%
Transportation	5.5%
Airport	4.0%
Pollution	2.5%
Tobacco	1.7%
Short-Term Investments & Other	5.2%

Total	100.0%

See notes to financial statements	Annual report | New York Tax-Free Income Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $49,981,983)	$54,327,812
Cash	494
Receivable for fund shares sold	9,872
Interest receivable	598,091
Receivable from affiliates	671
Other receivables and prepaid expenses	5,857

Total assets	54,942,797

Liabilities

Payable for fund shares repurchased	97,891
Distributions payable	19,385
Payable to affiliates
Accounting and legal services fees	2,016
Transfer agent fees	2,986
Distribution and service fees	6,713
Trustees’ fees	78
Other liabilities and accrued expenses	54,392

Total liabilities	183,461

Net assets	$54,759,336

Net assets consist of

Paid-in capital	$51,206,291
Undistributed net investment income	37,053
Accumulated net realized gain (loss) on investments	(829,837)
Net unrealized appreciation (depreciation) on investments	4,345,829

Net assets	$54,759,336

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($45,026,336 ÷ 3,667,934 shares)[1]	$12.28
Class B ($1,839,379 ÷ 149,820 shares)[1]	$12.28
Class C ($7,893,621 ÷ 642,910 shares)[1]	$12.28

Maximum offering price per share

Class A (net asset value per share ÷ 96%)[2]	$12.79

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

16	New York Tax-Free Income Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 5-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$2,666,119

Total investment income	2,666,119

Expenses

Investment management fees	278,339
Distribution and service fees	235,893
Accounting and legal services fees	10,975
Transfer agent fees	37,018
Trustees’ fees	1,653
State registration fees	7,798
Printing and postage	6,695
Professional fees	70,254
Custodian fees	11,954
Registration and filing fees	26,309
Other	7,995

Total expenses	694,883
Less expense reductions	(81,878)

Net expenses	613,005

Net investment income	2,053,114

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(962,310)

(962,310)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(1,552,635)

(1,552,635)

Net realized and unrealized loss	(2,514,945)

Decrease in net assets from operations	($461,831)

See notes to financial statements	Annual report | New York Tax-Free Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	5-31-14	5-31-13

Increase (decrease) in net assets

From operations
Net investment income	$2,053,114	$2,215,046
Net realized gain (loss)	(962,310)	154,736
Change in net unrealized appreciation (depreciation)	(1,552,635)	(463,629)

Increase (decrease) in net assets resulting from operations	(461,831)	1,906,153

Distributions to shareholders
From net investment income
Class A	(1,769,144)	(1,868,234)
Class B	(60,420)	(62,518)
Class C	(245,143)	(273,301)
From net realized gain
Class A	—	(173,051)
Class B	—	(7,277)
Class C	—	(33,390)

Total distributions	(2,074,707)	(2,417,771)

From fund share transactions	(7,651,568)	1,196,453

Total increase (decrease)	(10,188,106)	684,835

Net assets

Beginning of year	64,947,442	64,262,607

End of year	$54,759,336	$64,947,442

Undistributed net investment income	$37,053	$69,368

18	New York Tax-Free Income Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$12.72	$12.82	$11.94	$12.20	$11.60
Net investment income[1]	0.46	0.46	0.48	0.52	0.51
Net realized and unrealized gain (loss) on investments	(0.44)	(0.06)	0.89	(0.28)	0.60
Total from investment operations	0.02	0.40	1.37	0.24	1.11
Less distributions
From net investment income	(0.46)	(0.46)	(0.48)	(0.50)	(0.51)
From net realized gain	—	(0.04)	(0.01)	—	—
Total distributions	(0.46)	(0.50)	(0.49)	(0.50)	(0.51)
Net asset value, end of period	$12.28	$12.72	$12.82	$11.94	$12.20
Total return (%)[2,3]	0.34	3.11	11.71	2.04	9.71

Ratios and supplemental data

Net assets, end of period (in millions)	$45	$53	$53	$50	$54
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.04	1.06	1.08	1.10
Expenses including reductions	0.97	0.89	0.93	0.96	1.10
Net investment income	3.82	3.53	3.92	4.31	4.27
Portfolio turnover (%)	7	8	16	9	7

1 Based on average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

CLASS B SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$12.72	$12.82	$11.94	$12.21	$11.60
Net investment income[1]	0.37	0.36	0.39	0.43	0.42
Net realized and unrealized gain (loss) on investments	(0.44)	(0.06)	0.89	(0.28)	0.61
Total from investment operations	(0.07)	0.30	1.28	0.15	1.03
Less distributions
From net investment income	(0.37)	(0.36)	(0.39)	(0.42)	(0.42)
From net realized gain	—	(0.04)	(0.01)	—	—
Total distributions	(0.37)	(0.40)	(0.40)	(0.42)	(0.42)
Net asset value, end of period	$12.28	$12.72	$12.82	$11.94	$12.21
Total return (%)[2,3]	(0.41)	2.34	10.90	1.25	9.03

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	$2	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82	1.74	1.76	1.77	1.80
Expenses including reductions	1.72	1.64	1.66	1.66	1.80
Net investment income	3.07	2.78	3.18	3.59	3.57
Portfolio turnover (%)	7	8	16	9	7

1 Based on average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

See notes to financial statements	Annual report | New York Tax-Free Income Fund	19

CLASS C SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$12.72	$12.82	$11.94	$12.21	$11.60
Net investment income[1]	0.37	0.36	0.39	0.43	0.43
Net realized and unrealized gain (loss) on investments	(0.44)	(0.06)	0.89	(0.28)	0.60
Total from investment operations	(0.07)	0.30	1.28	0.15	1.03
Less distributions
From net investment income	(0.37)	(0.36)	(0.39)	(0.42)	(0.42)
From net realized gain	—	(0.04)	(0.01)	—	—
Total distributions	(0.37)	(0.40)	(0.40)	(0.42)	(0.42)
Net asset value, end of period	$12.28	$12.72	$12.82	$11.94	$12.21
Total return (%)[2,3]	(0.41)	2.34	10.90	1.25	9.04

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$10	$9	$8	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82	1.74	1.76	1.78	1.80
Expenses including reductions	1.72	1.64	1.66	1.66	1.80
Net investment income	3.07	2.78	3.19	3.61	3.56
Portfolio turnover (%)	7	8	16	9	7

1 Based on average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

20	New York Tax-Free Income Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock New York Tax-Free Income Fund (the fund) is a series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal, New York State and New York City personal income taxes.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or

Annual report | New York Tax-Free Income Fund	21

trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2014, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended May 31, 2014 were $472. For the year ended May 31, 2014, the fund had no borrowings under the line of credit.

22	New York Tax-Free Income Fund | Annual report

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2014, the fund has a short-term capital loss carryfoward of $144,534 and a long-term capital loss carryforward of $535,425 available to offset future net realized capital gains. These carryforwards as of May 31, 2014, do not expire. Net capital losses of $282,961, that are the result of security transactions occurring after October 31, 2013, are treated as occurring on June 1, 2014, the first day of the fund’s next taxable year.

As of May 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. The tax character of distributions for the years ended May 31, 2014 and 2013 was as follows:

	MAY 31, 2014	MAY 31, 2013

Ordinary Income	$193	$35,685
Exempt Interest	2,074,514	2,168,411
Long-Term Capital Gain	—	213,675
Total	$2,074,707	$2,417,771

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2014, the components of distributable earnings on a tax basis consist of $56,438 of undistributed exempt interest.

Annual report | New York Tax-Free Income Fund	23

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $250,000,000 of the fund’s average daily net assets; (b) 0.450% of the next $250,000,000 of the fund’s average daily net assets; (c) 0.425% of the next $500,000,000 of the fund’s average daily net assets; (d) 0.400% of the next $250,000,000 of the fund’s average daily net assets; and (e) 0.300% of the fund’s average daily net assets in excess of $1,250,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to $2,714, $115 and $467 for Class A, Class B, and Class C shares, respectively, for the year ended May 31, 2014.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2014 were equivalent to a net annual effective rate of 0.49% of the fund’s average daily net assets.

24	New York Tax-Free Income Fund | Annual report

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed to waive 0.15%, 0.10%, and 0.10% of Rule 12b-1 fees for Class A, Class B, and Class C shares, respectively. The current waiver agreement expires on September 30, 2014, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. For the year ended May 31, 2014 the fund was reimbursed $68,740, $1,944 and $7,898 for Class A, Class B, and Class C shares, respectively, for 12b-1 fees.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $65,419 for the year ended May 31, 2014. Of this amount, $9,558 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $53,263 was paid as sales commissions to broker-dealers and $2,598 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor. The up-front sales charge for Class A shares is 4.00%. Prior to February 3, 2014, the up-front sales charge for Class A shares was 4.50%.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2014, CDSCs received by the Distributor amounted to $32, $3,592, and $ 1,313 for Class A, Class B, and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more

Annual report | New York Tax-Free Income Fund	25

John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2014 were:

	DISTRIBUTION	TRANSFER
CLASS	AND SERVICE FEES	AGENT FEES

Class A	$137,479	$30,479
Class B	19,437	1,292
Class C	78,977	5,247
Total	$235,893	$37,018

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended May 31, 2014 and 2013 were as follows:

	Year ended 5-31-14		Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	253,876	$3,051,902	578,225	$7,472,175
Distributions reinvested	127,801	1,524,928	136,227	1,760,207
Repurchased	(870,121)	(10,355,155)	(690,645)	(8,948,446)

Net increase (decrease)	(488,444)	($5,778,325)	23,807	$283,936

Class B shares

Sold	1,012	$12,358	57,293	$742,493
Distributions reinvested	3,728	44,485	4,095	52,928
Repurchased	(32,887)	(390,910)	(50,809)	(656,479)

Net increase (decrease)	(28,147)	($334,067)	10,579	$138,942

Class C shares

Sold	118,121	$1,418,674	201,474	$2,606,705
Distributions reinvested	17,415	207,859	20,488	264,805
Repurchased	(264,517)	(3,165,709)	(162,435)	(2,097,935)

Net increase (decrease)	(128,981)	($1,539,176)	59,527	$773,575

Total net increase (decrease)	(645,572)	($7,651,568)	93,913	$1,196,453

26	New York Tax-Free Income Fund | Annual report

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $3,929,457 and $13,086,862, respectively, for the year ended May 31, 2014.

Note 7 — Subsequent event

On June 25, 2014, the Board of Trustees approved a proposal to merge John Hancock New York Tax-Free Income Fund into John Hancock Tax-Free Bond Fund. Shareholders of John Hancock New York Tax-Free Income Fund are expected to meet on December 3, 2014, to vote on the proposal. If approved, the merger is expected to be completed on or about December 5, 2014. John Hancock New York Tax-Free Income Fund will close to new investors after the close of business on September 2, 2014. The fund will remain open to purchases and redemptions from existing shareholders until on or about December 5, 2014.

Annual report | New York Tax-Free Income Fund	27

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Tax-Exempt Series Fund and
Shareholders of John Hancock New York Tax-Free Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock New York Tax-Free Income Fund (the “Fund”) at May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As discussed in Note 7 to the financial statements, the Board of Trustees has approved a proposal to merge the Fund into the John Hancock Tax-Free Bond Fund. Shareholders of the Fund are expected to meet on December 3, 2014, to vote on the proposal. Management’s plans in regard to these matters are also described in Note 7.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 14, 2014

28	New York Tax-Free Income Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2014.

99.99% of dividends from net investment income are exempt-interest dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | New York Tax-Free Income Fund	29

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2012	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2005	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

30	New York Tax-Free Income Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2012	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2012	230

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2005	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

Annual report | New York Tax-Free Income Fund	31

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2009	230

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth		Officer
Position(s) held with fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Andrew G. Arnott, Born: 1971		2009

President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

32	New York Tax-Free Income Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

John J. Danello, Born: 1955	2006

Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice
President (since 2007) and Chief Legal Counsel (2007–2010), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief
Legal Officer and Secretary (since 2014), John Hancock retail funds[3] and John Hancock Variable
Insurance Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009);
Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance
Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel
(2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment
Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 37 other John Hancock funds consisting of 27 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

Annual report | New York Tax-Free Income Fund	33

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott
President	Legal counsel
K&L Gates LLP
John J. Danello#
Senior Vice President, Secretary,	Independent registered
and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 5-29-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

34	New York Tax-Free Income Fund | Annual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	76A 5/14
MF188820	7/14

# John Hancock
# Massachusetts Tax-Free Income Fund

Annual report 5/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended May 31, 2014

									Tax-
	Average annual total			Cumulative total			SEC 30-day	SEC 30-day	equivalent
	returns (%)			returns (%)			yield (%)	yield (%)	subsidized
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized[1]	yield (%)[2]

							as of	as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-14	5-31-14	5-31-14

Class A	–3.94	3.74	3.73	–3.94	20.16	44.19	2.04	1.89	3.80

Class B	–5.49	3.50	3.57	–5.49	18.76	41.99	1.39	1.28	2.59

Class C	–1.64	3.83	3.41	–1.64	20.67	39.89	1.39	1.28	2.59

Index 1†	3.44	5.14	5.00	3.44	28.47	62.84	—	—	—

Index 2†	3.05	5.59	5.00	3.05	31.26	62.87	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the expense ratios are as follows:

	Class A*	Class B*	Class C*
Net (%)	0.83	1.58	1.58
Gross (%)	0.98	1.68	1.68

* The fund’s distributor has contractually agreed to waive 0.15%, 0.10%, and 0.10% of Rule 12b-1 fees for Class A, Class B, and Class C shares, respectively. The current waiver agreement will remain in effect through 9-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the Barclays Massachusetts Municipal Bond Index; Index 2 is the Barclays Municipal Bond Index.

See the following page for footnotes.

6	Massachusetts Tax-Free Income Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	5-31-04	$14,199	$14,199	$16,284	$16,287

Class C3	5-31-04	13,989	13,989	16,284	16,287

The values shown in the chart for “Class A shares with maximum sales charge” have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays Massachusetts Municipal Bond Index is an unmanaged index composed of Massachusetts investment-grade municipal bonds.

Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

Prior to 12-14-12, the fund compared its performance solely to the Barclays Municipal Bond Index. After this date, the fund added the Barclays Massachusetts Municipal Bond Index as the primary benchmark index and retained the Barclays Municipal Bond Index as the secondary benchmark index to which the fund compares its performance to better reflect the universe of investment opportunities based on the fund’s investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2 Tax-equivalent yield is based on the maximum federal income tax rate of 43.4% and state tax rate of 5.2%. Share classes will differ due to varying expenses.
3 The contingent deferred sales charge is not applicable.

Annual report | Massachusetts Tax-Free Income Fund	7

Management’s discussion of

Fund performance

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Tax-exempt municipal bonds (munis) posted positive returns for the year ended May 31, 2014. Munis declined early in the period as improving economic growth and a few high-profile muni credit issues sent muni yields sharply higher. Market conditions changed abruptly in early 2014 as uneven economic data (due in part to severe U.S. winter weather) eased investor concerns about higher interest rates, leading to a substantial recovery in the muni market. For the 12-month period, short-term munis generated the best returns, outperforming longer-term munis, while higher-quality munis outpaced lower-rated bonds.

Economic growth in Massachusetts has been slightly below the national average over the past year, but a steady level of economic activity and a stronger real estate market led to better-than-expected tax revenues for state and local governments. In addition, the state has managed its budget process very well, maintaining prudent fiscal discipline by keeping expenses under control and building up its reserve funds. Consequently, Massachusetts has avoided the budget deficits that have plagued many other states.

For the 12-month period ended May 31, 2014, John Hancock Massachusetts Tax-Free Income Fund’s Class A shares produced a total return of 0.07%, excluding sales charges, trailing the 3.44% return of the fund’s benchmark, the Barclays Massachusetts Municipal Bond Index.

The fund’s bond holdings based in Puerto Rico detracted from relative results as continued economic weakness and looming liquidity problems led to a series of credit rating downgrades. We reduced the fund’s exposure to these bonds during the period, but it was still a meaningful component of the portfolio. The fund’s duration was longer than that of the benchmark for much of the reporting period as we reinvested the proceeds from bond maturities and calls in longer-term Massachusetts municipal securities. The fund’s longer duration weighed on performance during the first half of the reporting period as muni yields rose and the muni yield curve steepened dramatically.

This commentary reflects the views of the portfolio manager through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	Massachusetts Tax-Free Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2013, with the same investment held until May 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 12-1-2013	on 5-31-2014	ended 5-31-2014[1]	expense ratio

Class A	$1,000.00	$1,067.70	$4.69	0.91%

Class B	1,000.00	1,063.80	8.49	1.65%

Class C	1,000.00	1,063.80	8.49	1.65%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Massachusetts Tax-Free Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2013, with the same investment held until May 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 12-1-2013	on 5-31-2014	ended 5-31-2014[1]	expense ratio

Class A	$1,000.00	$1,020.40	$4.58	0.91%

Class B	1,000.00	1,016.70	8.30	1.65%

Class C	1,000.00	1,016.70	8.30	1.65%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Massachusetts Tax-Free Income Fund | Annual report

Portfolio summary

Top 10 Holdings (28.6% of Net Assets on 5-31-14)[1,2]

Massachusetts State Department of Transportation, Highway Revenue Tolls,
Series B, 5.000%, 1-1-37	3.6%

Massachusetts Bay Transportation Authority, Transit Revenue, Series B, 5.250%, 7-1-33	3.5%

Massachusetts Water Resources Authority, Water Revenue, Series B, 5.250%, 8-1-29	3.5%

Commonwealth of Massachusetts, Series C, 5.500%, 12-1-24	2.8%

Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, Zero coupon, 8-1-32	2.7%

Massachusetts Development Finance Agency, Plantation Apartments, Series A AMT,
5.000%, 12-15-24	2.6%

Massachusetts Development Finance Agency, Draper Laboratory, 5.875%, 9-1-30	2.6%

Massachusetts Port Authority, Series B, 5.000%, 7-1-32	2.5%

Massachusetts Development Finance Agency, Dominion Energy Brayton Point AMT,
5.000%, 2-1-36	2.4%

Metropolitan Boston Transit Parking Corp., 5.000%, 7-1-41	2.4%

Sector Composition[1,3]

General Obligation Bonds	5.5%	Housing	7.3%

Revenue Bonds		Pollution	3.6%

Health Care	17.7%	Facilities	2.4%

Transportation	16.8%	Airport	2.0%

Education	16.2%	Development	1.3%

Other Revenue	13.7%	Short-Term Investments & Other	2.1%

Water & Sewer	11.4%

Quality Composition[1,4]

AAA	6.1%

AA	42.7%

A	21.4%

BBB	24.3%

BB	1.2%

Not Rated	2.2%

Short-Term Investments & Other	2.1%

1 As a percentage of net assets on 5-31-14.
2 Cash and cash equivalents are not included.
3 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. If the fund invests heavily in any one state or region, performance could be disproportionately affected by factors particular to that state or region. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the fund’s prospectus.
4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-14 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Massachusetts Tax-Free Income Fund	11

Fund’s investments

As of 5-31-14

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 97.9%				$88,266,513

(Cost $82,220,164)

Massachusetts 85.2%				76,833,753

Boston Housing Authority
Capital Program Revenue (D)	5.000	04-01-27	$1,000,000	1,066,512

Boston Housing Authority
Capital Program Revenue (D)	5.000	04-01-28	2,000,000	2,126,680

Boston Industrial Development
Financing Authority
Harbor Electric Energy Company Project AMT	7.375	05-15-15	50,000	50,253

Commonwealth of Massachusetts
Public Improvements (D)	5.500	11-01-17	1,000,000	1,160,650

Commonwealth of Massachusetts
Series C (D)	5.500	12-01-24	2,000,000	2,565,760

Commonwealth of Massachusetts
Series E (D)	5.000	11-01-25	1,000,000	1,232,620

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.250	07-01-35	1,310,000	1,658,892

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A–2 (Z)	Zero	07-01-26	2,500,000	1,500,575

Massachusetts Bay Transportation Authority
Transit Revenue, Series B	5.250	07-01-33	2,500,000	3,145,425

Massachusetts Development Finance Agency
Brandeis University, Series 0-1	5.000	10-01-40	1,000,000	1,097,930

Massachusetts Development Finance Agency
Carleton Willard Village	5.625	12-01-30	850,000	917,184

Massachusetts Development Finance Agency
Covanta Energy Project, Series C AMT	5.250	11-01-42	1,000,000	1,015,570

Massachusetts Development Finance Agency
Curry College, Series A (D)	5.250	03-01-26	1,000,000	1,064,180

Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02-01-36	2,000,000	2,194,320

Massachusetts Development Finance Agency
Draper Laboratory	5.875	09-01-30	2,000,000	2,299,100

Massachusetts Development Finance Agency
Emerson College, Series A	5.000	01-01-40	2,000,000	2,075,840

Massachusetts Development Finance Agency
Harvard University, Series B	5.000	10-15-40	1,190,000	1,364,359

Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A–1	5.500	11-15-46	56,460	40,543

Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A–1	6.250	11-15-39	1,057,748	884,552

12	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Massachusetts (continued)

Massachusetts Development Finance Agency
Linden Ponds, Inc., Series B (Z)	Zero	11-15-56	$280,825	$1,264

Massachusetts Development Finance Agency
Massachusetts College of Pharmacy,
Series E (D)	5.000	07-01-37	1,000,000	1,083,360

Massachusetts Development Finance Agency
New England Conservatory of Music	5.250	07-01-38	2,000,000	2,077,260

Massachusetts Development Finance Agency
North Hill Communities, Inc., Series A	6.500	11-15-43	1,000,000	1,029,840

Massachusetts Development Finance Agency
Northeastern University, Series A	5.000	03-01-39	1,000,000	1,096,120

Massachusetts Development Finance Agency
Olin College, Series E	5.000	11-01-38	1,000,000	1,088,460

Massachusetts Development Finance Agency
Orchard Cove	5.250	10-01-26	1,000,000	1,015,500

Massachusetts Development Finance Agency
Plantation Apartments, Series A AMT	5.000	12-15-24	2,320,000	2,337,539

Massachusetts Development Finance Agency
The Groves in Lincoln, Series A (H)	7.750	06-01-39	700,000	19,810

Massachusetts Health & Educational
Facilities Authority
Emerson Hospital, Series E (D)	5.000	08-15-35	1,000,000	950,980

Massachusetts Health & Educational
Facilities Authority
Harvard Pilgrim Health Care, Series A (D)	5.000	07-01-18	1,000,000	1,003,970

Massachusetts Health & Educational
Facilities Authority
Lahey Clinic Medical Center, Series C (D)	5.000	08-15-23	1,000,000	1,048,150

Massachusetts Health & Educational
Facilities Authority
Mass Eye & Ear Infirmary	5.375	07-01-35	2,000,000	2,107,420

Massachusetts Health & Educational
Facilities Authority
Partners HealthCare System	5.000	07-01-22	1,000,000	1,139,870

Massachusetts Health & Educational
Facilities Authority
Partners HealthCare, Series J1	5.000	07-01-34	1,000,000	1,110,680

Massachusetts Health & Educational
Facilities Authority
South Shore Hospital	5.750	07-01-29	365,000	366,573

Massachusetts Health & Educational
Facilities Authority
Springfield College	5.625	10-15-40	2,000,000	2,141,700

Massachusetts Health & Educational
Facilities Authority
Sterling & Francine Clark, Series A	5.000	07-01-36	1,000,000	1,067,020

Massachusetts Health & Educational
Facilities Authority
Suffolk University, Series A	5.750	07-01-39	1,000,000	1,085,050

Massachusetts Health & Educational
Facilities Authority
Suffolk University, Series A	6.250	07-01-30	1,000,000	1,172,060

See notes to financial statements	Annual report | Massachusetts Tax-Free Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Massachusetts (continued)

Massachusetts Health & Educational
Facilities Authority
Tufts University	5.375	08-15-38	$350,000	$398,223

Massachusetts Health & Educational
Facilities Authority
Woods Hole Oceanographic, Series B	5.375	06-01-30	1,000,000	1,121,600

Massachusetts Port Authority
Boston Fuel Project AMT (D)	5.000	07-01-32	1,770,000	1,829,684

Massachusetts Port Authority
Conrac Project, Series A	5.125	07-01-41	1,500,000	1,597,470

Massachusetts Port Authority
Series B	5.000	07-01-32	2,000,000	2,247,080

Massachusetts Port Authority
US Airways Project, Series A, AMT (D)	5.750	09-01-16	635,000	636,422

Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05-01-49	1,000,000	1,133,290

Massachusetts State College Building Authority
College & University Revenue, Series B (D)(Z)	Zero	05-01-19	1,000,000	923,710

Massachusetts State Department
of Transportation
Highway Revenue Tolls, Series B	5.000	01-01-37	3,000,000	3,213,870

Massachusetts State Department
of Transportation
Highway Revenue Tolls, Series C (D)(Z)	Zero	01-01-20	1,000,000	905,250

Massachusetts Water Pollution
Abatement Trust
Government Fund/Grant Revenue	5.000	08-01-28	1,000,000	1,153,070

Massachusetts Water Pollution
Abatement Trust
Series 9	5.250	08-01-18	60,000	63,493

Massachusetts Water Pollution
Abatement Trust
Unrefunded 2012 Pooled Loan Program,
Series 7	5.125	02-01-31	785,000	788,014

Massachusetts Water Pollution
Abatement Trust
Water Revenue, Series 13	5.000	08-01-28	1,000,000	1,117,870

Massachusetts Water Pollution
Abatement Trust
Water Revenue, Series 14	5.000	08-01-32	1,000,000	1,131,690

Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08-01-40	1,600,000	1,746,896

Massachusetts Water Resources Authority
Water Revenue, Series B	5.000	08-01-39	1,000,000	1,120,170

Massachusetts Water Resources Authority
Water Revenue, Series B (D)	5.250	08-01-29	2,500,000	3,132,600

Metropolitan Boston Transit Parking Corp.	5.000	07-01-41	2,000,000	2,169,780

14	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Puerto Rico 10.3%				$9,255,120

Puerto Rico Highway &
Transportation Authority
Fuel Sales Tax Revenue, Escrowed to
Maturity, Series Y	6.250	07-01-14	$955,000	960,023

Puerto Rico Highway &
Transportation Authority
Fuel Sales Tax Revenue, Series Y	6.250	07-01-14	45,000	44,964

Puerto Rico Highway &
Transportation Authority
Prerefunded, Series AA (D)	5.500	07-01-19	1,640,000	1,990,534

Puerto Rico Highway &
Transportation Authority
Unrefunded, Series AA (D)	5.500	07-01-19	360,000	389,779

Puerto Rico Housing Finance Authority
Subordinated Capital Fund
Modernization (D)	5.125	12-01-27	1,000,000	1,004,580

Puerto Rico Sales Tax Financing Corp.,
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	3,000,000	2,436,840

Puerto Rico Sales Tax Financing Corp.,
Series A	5.375	08-01-39	1,000,000	808,840

Puerto Rico Sales Tax Financing Corp.,
Series C	5.375	08-01-38	2,000,000	1,619,560

Virgin Islands 1.8%				1,630,675

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,110,110

Virgin Islands Public Finance Authority,
Series A–1	5.000	10-01-39	500,000	520,565

Guam 0.6%				546,965

Guam Government, Series A	5.750	12-01-34	500,000	546,965

			Par value	Value
Short-Term Investments 1.0%				$882,000

(Cost $882,000)

Repurchase Agreement 1.0%				882,000

Repurchase Agreement with State Street Corp. dated 5-30-14 at
0.000% to be repurchased at $882,000 on 6-2-14, collateralized by $910,000 U.S. Treasury Notes, 0.625% due 11-30-17 (valued at
$900,387, including interest)			$882,000	882,000

Total investments (Cost $83,102,164)† 98.9%				$89,148,513

Other assets and liabilities, net 1.1%				$988,681

Total net assets 100.0%				$90,137,194

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

See notes to financial statements	Annual report | Massachusetts Tax-Free Income Fund	15

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one or more of these companies:

Insurance coverage	As a % of total investments

Assured Guaranty Municipal Corp.	9.5%
National Public Finance Guarantee Corp.	7.2%
Ambac Financial Group, Inc.	4.3%
ACA Financial Guaranty Corp.	1.2%
Assured Guaranty Corp.	1.2%
Capital Funding Program	1.1%
Radian Asset Assurance, Inc.	1.1%
XL Capital Assurance, Inc.	1.0%

Total	26.6%

(H) Non-income producing — Issuer is in default.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 5-31-14, the aggregate cost of investment securities for federal income tax purposes was $82,811,941. Net unrealized appreciation aggregated $6,336,572, of which $7,607,728 related to appreciated investment securities and $1,271,156 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 5-31-14:

General Obligation Bonds	5.5%
Revenue Bonds
Health Care	17.7%
Transportation	16.8%
Education	16.2%
Other Revenue	13.7%
Water & Sewer	11.4%
Housing	7.3%
Pollution	3.6%
Facilities	2.4%
Airport	2.0%
Development	1.3%
Short-Term Investments & Other	2.1%

Total	100.0%

16	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $83,102,164)	$89,148,513
Cash	821
Receivable for fund shares sold	78,659
Interest receivable	1,307,569
Receivable from affiliates	1,173
Other receivables and prepaid expenses	12,254

Total assets	90,548,989

Liabilities

Payable for fund shares repurchased	299,792
Distributions payable	37,920
Payable to affiliates
Accounting and legal services fees	3,554
Transfer agent fees	4,924
Distribution and service fees	11,730
Trustees’ fees	143
Other liabilities and accrued expenses	53,732

Total liabilities	411,795

Net assets	$90,137,194

Net assets consist of

Paid-in capital	$87,701,995
Undistributed net investment income	164,185
Accumulated net realized gain (loss) on investments	(3,775,335)
Net unrealized appreciation (depreciation) on investments	6,046,349

Net assets	$90,137,194

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($74,259,724 ÷ 5,958,615 shares)[1]	$12.46
Class B ($2,172,365 ÷ 174,345 shares)[1]	$12.46
Class C ($13,705,105 ÷ 1,099,737 shares)[1]	$12.46

Maximum offering price per share

Class A (net asset value per share ÷ 96%)[2]	$12.98

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Massachusetts Tax-Free Income Fund	17

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 5-31-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$4,521,857

Total investment income	4,521,857

Expenses

Investment management fees	493,545
Distribution and service fees	420,116
Accounting and legal services fees	19,310
Transfer agent fees	65,606
Trustees’ fees	3,027
State registration fees	16,323
Printing and postage	7,632
Professional fees	69,648
Custodian fees	16,238
Registration and filing fees	26,658
Other	9,296

Total expenses	1,147,399
Less expense reductions	(145,035)

Net expenses	1,002,364

Net investment income	3,519,493

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(4,072,230)
(4,072,230)
Change in net unrealized appreciation (depreciation) of
Investments	(1,572,170)
(1,572,170)
Net realized and unrealized loss	(5,644,400)

Decrease in net assets from operations	($2,124,907)

18	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	5-31-14	5-31-13

Increase (decrease) in net assets

From operations
Net investment income	$3,519,493	$4,111,700
Net realized gain (loss)	(4,072,230)	253,622
Change in net unrealized appreciation (depreciation)	(1,572,170)	(1,976,254)

Increase (decrease) in net assets resulting from operations	(2,124,907)	2,389,068

Distributions to shareholders
From net investment income
Class A	(3,048,725)	(3,498,903)
Class B	(75,533)	(88,721)
Class C	(458,662)	(505,315)
From net realized gain
Class A	(127,277)	(8,479)
Class B	(3,898)	(275)
Class C	(22,840)	(1,592)

Total distributions	(3,736,935)	(4,103,285)

From fund share transactions	(30,184,088)	(124,316)

Total decrease	(36,045,930)	(1,838,533)

Net assets

Beginning of year	126,183,124	128,021,657

End of year	$90,137,194	$126,183,124

Undistributed net investment income	$164,185	$244,761

See notes to financial statements	Annual report | Massachusetts Tax-Free Income Fund	19

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$12.95	$13.13	$12.22	$12.53	$12.10
Net investment income[1]	0.45	0.44	0.49	0.50	0.49
Net realized and unrealized gain (loss) on investments	(0.46)	(0.18)	0.91	(0.30)	0.46
Total from investment operations	(0.01)	0.26	1.40	0.20	0.95
Less distributions
From net investment income	(0.46)	(0.44)	(0.48)	(0.49)	(0.49)
From net realized gain	(0.02)	—[2]	(0.01)	(0.02)	(0.03)
Total distributions	(0.48)	(0.44)	(0.49)	(0.51)	(0.52)
Net asset value, end of period	$12.46	$12.95	$13.13	$12.22	$12.53
Total return (%)[3,4]	0.07	1.94	11.67	1.67	8.04

Ratios and supplemental data

Net assets, end of period (in millions)	$74	$103	$105	$92	$105
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04	0.98	1.00	1.00	1.00
Expenses including reductions	0.88	0.83	0.87	0.95	1.00
Net investment income	3.70	3.31	3.82	4.04	4.00
Portfolio turnover (%)	10	16	11	17	10

1 Based on average daily shares outstanding.
2 Less than $0.005 per share.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

CLASS B SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$12.95	$13.13	$12.22	$12.53	$12.09
Net investment income[1]	0.36	0.34	0.39	0.41	0.41
Net realized and unrealized gain (loss) on investments	(0.47)	(0.18)	0.92	(0.29)	0.46
Total from investment operations	(0.11)	0.16	1.31	0.12	0.87
Less distributions
From net investment income	(0.36)	(0.34)	(0.39)	(0.41)	(0.40)
From net realized gain	(0.02)	—[2]	(0.01)	(0.02)	(0.03)
Total distributions	(0.38)	(0.34)	(0.40)	(0.43)	(0.43)
Net asset value, end of period	$12.46	$12.95	$13.13	$12.22	$12.53
Total return (%)[3,4]	(0.68)	1.18	10.85	0.96	7.37

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$3	$3	$3	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74	1.68	1.70	1.70	1.70
Expenses including reductions	1.63	1.58	1.62	1.65	1.70
Net investment income	2.95	2.56	3.08	3.33	3.29
Portfolio turnover (%)	10	16	11	17	10

1 Based on average daily shares outstanding.
2 Less than $0.005 per share.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

20	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10

Per share operating performance

Net asset value, beginning of period	$12.95	$13.13	$12.22	$12.53	$12.10
Net investment income[1]	0.36	0.34	0.39	0.41	0.41
Net realized and unrealized gain (loss) on investments	(0.47)	(0.18)	0.92	(0.29)	0.45
Total from investment operations	(0.11)	0.16	1.31	0.12	0.86
Less distributions
From net investment income	(0.36)	(0.34)	(0.39)	(0.41)	(0.40)
From net realized gain	(0.02)	—[2]	(0.01)	(0.02)	(0.03)
Total distributions	(0.38)	(0.34)	(0.40)	(0.43)	(0.43)
Net asset value, end of period	$12.46	$12.95	$13.13	$12.22	$12.53
Total return (%)[3,4]	(0.67)	1.18	10.85	0.96	7.29

Ratios and supplemental data

Net assets, end of period (in millions)	$14	$20	$19	$17	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74	1.68	1.70	1.70	1.70
Expenses including reductions	1.63	1.58	1.62	1.65	1.70
Net investment income	2.95	2.56	3.07	3.34	3.30
Portfolio turnover (%)	10	16	11	17	10

1 Based on average daily shares outstanding.
2 Less than $0.005 per share.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.

See notes to financial statements	Annual report | Massachusetts Tax-Free Income Fund	21

Notes to financial statements

Note 1 — Organization

John Hancock Massachusetts Tax-Free Income Fund (the fund), is a series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and Massachusetts personal income taxes.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or

22	Massachusetts Tax-Free Income Fund | Annual report

trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 5-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Municipal Bonds
Massachusetts	$76,833,753	—	$76,813,943	$19,810
Puerto Rico	9,255,120	—	9,255,120	—
Virgin Islands	1,630,675	—	1,630,675	—
Guam	546,965	—	546,965	—
Short-Term Investments	882,000	—	882,000	—

Total Investments in
Securities	$89,148,513	—	$89,128,703	$19,810

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Annual report | Massachusetts Tax-Free Income Fund	23

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended May 31, 2014 were $485. For the year ended May 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2014, the fund has a short-term capital loss carryforward of $2,450,485 and a long-term capital loss carryforward of $1,391,915 available to offset future net realized capital gains. These carryforwards as of May 31, 2014, do not expire. Net capital losses of $223,158, that are the result of security transactions occurring after October 31, 2013, are treated as occurring on June 1, 2014, the first day of the fund’s next taxable year.

As of May 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. The tax character of distributions for the years ended May 31, 2014 and 2013 was as follows:

	MAY 31, 2014	MAY 31, 2013

Ordinary Income	$336	$114,827
Exempt Interest	3,582,809	3,978,112
Long-Term Capital Gain	153,790	10,346

Total	$3,736,935	$4,103,285

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses

24	Massachusetts Tax-Free Income Fund | Annual report

that may be applied differently to each class. As of May 31, 2014, the components of distributable earnings on a tax basis consisted of $202,105 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $250,000,000 of the fund’s average daily net assets; (b) 0.450% of the next $250,000,000 of the fund’s average daily net assets; (c) 0.425% of the next $500,000,000 of the fund’s average daily net assets; (d) 0.400% of the next $250,000,000 of the fund’s average daily net assets; and (e) 0.300% of the fund’s average daily net assets in excess of $1,250,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to $4,782, $148 and $898 for Class A, Class B, and Class C shares, respectively, for the year ended May 31, 2014.

Annual report | Massachusetts Tax-Free Income Fund	25

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2014 were equivalent to a net annual effective rate of 0.49% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed to waive 0.15%, 0.10%, and 0.10% of Rule 12b-1 fees for Class A, Class B, and Class C shares, respectively. The current waiver agreement expires on September 30, 2014, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. For the year ended May 31, 2014 the fund was reimbursed $121,494, $2,507 and $15,206 for Class A, Class B, and Class C shares, respectively, for 12b-1 fees.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $40,613 for the year ended May 31, 2014. Of this amount, $6,195 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $23,483 was paid as sales commissions to broker-dealers and $10,935 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor. The up-front sales charge for Class A shares is 4.00%. Prior to February 3, 2014, the up-front sales charge for Class A shares was 4.50%.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2014, CDSCs received by the Distributor amounted to $17, $2,995, and $2,826 for Class A, Class B, and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated

26	Massachusetts Tax-Free Income Fund | Annual report

John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2014 were:

	DISTRIBUTION	TRANSFER
CLASS	AND SERVICE FEES	AGENT FEES

Class A	$242,988	$53,837
Class B	25,071	1,667
Class C	152,057	10,102
Total	$420,116	$65,606

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended May 31, 2014 and 2013 were as follows:

	Year ended 5-31-14		Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	707,713	$8,542,342	968,028	$12,758,934
Distributions reinvested	222,241	2,678,125	209,720	2,766,056
Repurchased	(2,948,225)	(35,497,559)	(1,218,206)	(16,078,058)

Net decrease	(2,018,271)	($24,277,092)	(40,458)	($553,068)

Class B shares

Sold	2,098	$25,737	48,013	$632,987
Distributions reinvested	5,143	61,944	4,919	64,872
Repurchased	(80,126)	(966,571)	(70,184)	(924,865)

Net decrease	(72,885)	($878,890)	(17,252)	($227,006)

Class C shares

Sold	55,389	$674,851	211,768	$2,794,376
Distributions reinvested	33,391	402,349	32,179	424,360
Repurchased	(506,536)	(6,105,306)	(194,723)	(2,562,978)

Net increase (decrease)	(417,756)	($5,028,106)	49,224	$655,758

Total net decrease	(2,508,912)	($30,184,088)	(8,486)	($124,316)

Annual report | Massachusetts Tax-Free Income Fund	27

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $9,287,396 and $34,930,752, respectively, for the year ended May 31, 2014.

Note 7 — Subsequent event

On June 25, 2014, the Board of Trustees approved a proposal to merge John Hancock Massachusetts Tax-Free Income Fund into John Hancock Tax-Free Bond Fund. Shareholders of John Hancock Massachusetts Tax-Free Income Fund are expected to meet on December 3, 2014, to vote on the proposal. If approved, the merger is expected to be completed on or about December 5, 2014. John Hancock Massachusetts Tax-Free Income Fund will close to new investors after the close of business on September 2, 2014. The fund will remain open to purchases and redemptions from existing shareholders until on or about December 5, 2014.

28	Massachusetts Tax-Free Income Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Tax-Exempt Series Fund and
Shareholders of John Hancock Massachusetts Tax-Free Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Massachusetts Tax-Free Income Fund (the “Fund”) at May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As discussed in Note 7 to the financial statements, the Board of Trustees has approved a proposal to merge the Fund into the John Hancock Tax-Free Bond Fund. Shareholders of the Fund are expected to meet on December 3, 2014, to vote on the proposal. Management’s plans in regard to these matters are also described in Note 7.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 14, 2014

Annual report | Massachusetts Tax-Free Income Fund	29

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2014.

The fund paid $153,790 in capital gain dividends.

99.99% of dividends from net investment income are exempt-interest dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

30	Massachusetts Tax-Free Income Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2012	230

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	230

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	230

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2005	230

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Annual report | Massachusetts Tax-Free Income Fund	31

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2012	230

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	230

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	230

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2012	230

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2005	230

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

32	Massachusetts Tax-Free Income Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2009	230

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	230

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	230

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2009

President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

Annual report | Massachusetts Tax-Free Income Fund	33

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

John J. Danello, Born: 1955	2006

Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice
President (since 2007) and Chief Legal Counsel (2007–2010), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief
Legal Officer and Secretary (since 2014), John Hancock retail funds[3] and John Hancock Variable
Insurance Trust; Vice President, John Hancock Life & Health Insurance Company (since 2009);
Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance
Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel
(2007–2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment
Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 37 other John Hancock funds consisting of 27 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

34	Massachusetts Tax-Free Income Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott
President	Legal counsel
K&L Gates LLP
John J. Danello#
Senior Vice President, Secretary,	Independent registered
and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 5-29-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | Massachusetts Tax-Free Income Fund	35

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	77A 5/14
MF188822	7/14

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2014, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2014 and 2013. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2014	May 31, 2013

John Hancock Massachusetts Tax-Free Income Fund	$30,530	$31,405

John Hancock New York Tax-Free Income Fund	30,530	31,406

Total	$61,060	$62,811

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	May 31, 2014	May 31, 2013

John Hancock Massachusetts Tax-Free Income Fund	$558	$738

John Hancock New York Tax-Free Income Fund	558	738

Total	$1,116	$1,476

Amounts billed to control affiliates were $98,642 and $99,637 for the fiscal years ended May 31, 2014 and 2013, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2014 and 2013. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2014	May 31, 2013

John Hancock Massachusetts Tax-Free Income Fund	$2,942	$2,942

John Hancock New York Tax-Free Income Fund	2,942	2,942

Total	$5,884	$5,884

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2014 and 2013 amounted to the following:

Fund	May 31, 2014	May 31, 2013

John Hancock Massachusetts Tax-Free Income Fund	$122	$167

John Hancock New York Tax-Free Income Fund	122	167

Total	$244	$334

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2014, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2014 and 2013 amounted to the following:

Trust	May 31, 2014	May 31, 2013

John Hancock Tax-Exempt Series Fund	$6,111,684	$2,842,141

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	July 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President

Date:	July 11, 2014

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	July 11, 2014